Deposit Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposit Contract Liabilities [Abstract]
Deposit liabilities	$ 1,509,243,000	$ 1,551,398,000
Accretion expense on deposit liabilities	$ 48,000,000	$ 66,300,000	$ 51,300,000